Pay vs Performance Disclosure	12 Months Ended
	Mar. 30, 2024 USD ($)	Apr. 01, 2023 USD ($)	Apr. 02, 2022 USD ($)	Mar. 27, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
Below is information about the relationship between executive compensation actually paid to our named executive officers and our financial performance, as prepared in accordance with SEC rules. For purposes of the Peer Group Total Shareholder Return column of the Pay Versus Performance Table, we have used the S&P Composite 1500 Apparel, Accessories & Luxury Goods Index, which we also used for purposes of the Stock Performance Graph in our 2024 Annual Report on Form 10-K. For further information about how we align executive compensation with the Company’s performance, see “Compensation Discussion and Analysis” starting on page 57.
					Value of Initial Fixed $100 Investment Based On:
Fiscal Year (a)	Summary Compensation Table Total for CEO [1] (b)	Compensation Actually Paid to CEO2-6 (c)	Average Summary Compensation Table Total for Non-CEO NEOs[1] (d)	Average Compensation Actually Paid to Non-CEO NEOs2-6 (e)	Total Shareholder Return (f)	Peer Group Total Shareholder Return[7] (g)	Net Income ($ millions) (h)	Adjusted Operating Profit Margin[8] (i)
2024	16,628,568	41,971,686	8,208,876	22,539,380	297.99	134.47	646.3	12.4%
2023	14,471,356	14,004,639	7,603,556	7,025,927	181.19	137.62	522.7	13.7%
2022	18,553,058	18,143,171	12,597,031	12,208,407	168.70	176.27	600.1	13.5%
2021	12,063,568	25,475,834	8,621,310	15,031,334	179.67	209.53	-121.1	4.4%
1.
Mr. Louvet is the CEO for each of the years shown. The Non-CEO NEOs include Mr. R. Lauren, Ms. Nielsen, and Mr. D. Lauren for each of the years shown, Ms. Alagoz for Fiscal 2024 and Fiscal 2023 and Howard Smith, our Former Chief Commercial Officer, for Fiscal 2022 and Fiscal 2021.

2.
Fair value amounts or change in fair value, as applicable, of equity awards in the Compensation Actually Paid (“CAP”) columns were determined based on applicable SEC rules with respect to previously granted service-based RSUs and PSUs. For PSUs, changes in fair value were calculated as of the end of the covered year based on the probable outcome of performance conditions, with the PSUs-TSR for Fiscal 2024, Fiscal 2023, and Fiscal 2022 calculated pursuant to a Monte Carlo simulation, as of the last day of the applicable year. No stock options were granted or continued to vest during Fiscal 2024, Fiscal 2023, Fiscal 2022, and Fiscal 2021.

3.	For Fiscal 2024, the values included in the “CAP to CEO” and “Average CAP to Non-CEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:
	CEO	Average Non-CEO NEOs
Total Reported in Fiscal 2024 Summary Compensation Table (“SCT”)	16,628,568	8,208,876
Less: Value of stock awards reported in SCT	10,651,323	4,237,420
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	20,004,712	8,548,296
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	15,559,587	9,715,837
Plus: Fair value of awards granted this year and that vested this year	0	0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	430,142	303,791
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	0	0
Compensation Actually Paid for Fiscal 2024	41,971,686	22,539,380
4.	For Fiscal 2023, the values included in the “CAP to CEO” and “Average CAP to Non-CEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:
	CEO	Average Non-CEO NEOs
Total Reported in Fiscal 2023 SCT	14,471,356	7,603,556
Less: Value of stock awards reported in SCT	9,110,544	4,167,633
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	11,554,627	5,315,211
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	(1,011,216)	(1,210,642)
Plus: Fair value of awards granted this year and that vested this year	0	0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	(1,899,585)	(514,564)
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	0	0
Compensation Actually Paid for Fiscal 2023	14,004,639	7,025,927
5.	For Fiscal 2022, the values included in the “CAP to CEO” and “Average CAP to Non-CEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:
	CEO	Average Non-CEO NEOs
Total Reported in Fiscal 2022 SCT	18,553,058	12,597,031
Less: Value of stock awards reported in SCT	9,228,711	5,258,016
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	10,881,406	5,950,050
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	(2,116,559)	(1,082,579)
Plus: Fair value of awards granted this year and that vested this year	0	0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	53,977	1,921
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	0	0
Compensation Actually Paid for Fiscal 2022	18,143,171	12,208,407
6.	For Fiscal 2021, the values included in the “CAP to CEO” and “Average CAP to Non-CEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:
	CEO	Average Non-CEO NEOs
Total Reported in Fiscal 2021 SCT	12,063,568	8,621,310
Less: Value of stock awards reported in SCT	7,131,351	4,247,644
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	12,943,487	7,384,070
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	5,826,919	2,725,747
Plus: Fair value of awards granted this year and that vested this year	0	0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	1,773,211	547,851
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	0	0
Compensation Actually Paid for Fiscal 2021	25,475,834	15,031,334
7.
The peer group used for this purpose is the S&P Composite 1500 Apparel, Accessories & Luxury Goods Index which is also used for purposes of the Stock Performance Graph in our 2024 Annual Report on Form 10-K.

8.
We chose Adjusted Operating Profit Margin on a constant dollar basis as our Company Selected measure for evaluating Pay versus Performance because it is a key metric in our short-term incentive plan and in our Fiscal 2022 long-term incentive plan for PSUs. Adjusted Operating Profit Margin is a non-GAAP measure. In our 2023 Proxy Statement, our Fiscal 2022 and Fiscal 2021 Adjusted Operating Profit Margin results were presented on a reported dollar basis.

Company Selected Measure Name	Adjusted Operating Profit Margin
Named Executive Officers, Footnote
1.
Mr. Louvet is the CEO for each of the years shown. The Non-CEO NEOs include Mr. R. Lauren, Ms. Nielsen, and Mr. D. Lauren for each of the years shown, Ms. Alagoz for Fiscal 2024 and Fiscal 2023 and Howard Smith, our Former Chief Commercial Officer, for Fiscal 2022 and Fiscal 2021.

Peer Group Issuers, Footnote
7.
The peer group used for this purpose is the S&P Composite 1500 Apparel, Accessories & Luxury Goods Index which is also used for purposes of the Stock Performance Graph in our 2024 Annual Report on Form 10-K.

PEO Total Compensation Amount	$ 16,628,568	$ 14,471,356	$ 18,553,058	$ 12,063,568
PEO Actually Paid Compensation Amount	$ 41,971,686	14,004,639	18,143,171	25,475,834
Adjustment To PEO Compensation, Footnote
3.	For Fiscal 2024, the values included in the “CAP to CEO” and “Average CAP to Non-CEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:
	CEO	Average Non-CEO NEOs
Total Reported in Fiscal 2024 Summary Compensation Table (“SCT”)	16,628,568	8,208,876
Less: Value of stock awards reported in SCT	10,651,323	4,237,420
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	20,004,712	8,548,296
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	15,559,587	9,715,837
Plus: Fair value of awards granted this year and that vested this year	0	0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	430,142	303,791
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	0	0
Compensation Actually Paid for Fiscal 2024	41,971,686	22,539,380
4.	For Fiscal 2023, the values included in the “CAP to CEO” and “Average CAP to Non-CEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:
	CEO	Average Non-CEO NEOs
Total Reported in Fiscal 2023 SCT	14,471,356	7,603,556
Less: Value of stock awards reported in SCT	9,110,544	4,167,633
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	11,554,627	5,315,211
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	(1,011,216)	(1,210,642)
Plus: Fair value of awards granted this year and that vested this year	0	0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	(1,899,585)	(514,564)
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	0	0
Compensation Actually Paid for Fiscal 2023	14,004,639	7,025,927
5.	For Fiscal 2022, the values included in the “CAP to CEO” and “Average CAP to Non-CEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:
	CEO	Average Non-CEO NEOs
Total Reported in Fiscal 2022 SCT	18,553,058	12,597,031
Less: Value of stock awards reported in SCT	9,228,711	5,258,016
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	10,881,406	5,950,050
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	(2,116,559)	(1,082,579)
Plus: Fair value of awards granted this year and that vested this year	0	0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	53,977	1,921
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	0	0
Compensation Actually Paid for Fiscal 2022	18,143,171	12,208,407
6.	For Fiscal 2021, the values included in the “CAP to CEO” and “Average CAP to Non-CEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:
	CEO	Average Non-CEO NEOs
Total Reported in Fiscal 2021 SCT	12,063,568	8,621,310
Less: Value of stock awards reported in SCT	7,131,351	4,247,644
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	12,943,487	7,384,070
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	5,826,919	2,725,747
Plus: Fair value of awards granted this year and that vested this year	0	0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	1,773,211	547,851
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	0	0
Compensation Actually Paid for Fiscal 2021	25,475,834	15,031,334

Non-PEO NEO Average Total Compensation Amount	$ 8,208,876	7,603,556	12,597,031	8,621,310
Non-PEO NEO Average Compensation Actually Paid Amount	$ 22,539,380	7,025,927	12,208,407	15,031,334
Adjustment to Non-PEO NEO Compensation Footnote
3.	For Fiscal 2024, the values included in the “CAP to CEO” and “Average CAP to Non-CEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:
	CEO	Average Non-CEO NEOs
Total Reported in Fiscal 2024 Summary Compensation Table (“SCT”)	16,628,568	8,208,876
Less: Value of stock awards reported in SCT	10,651,323	4,237,420
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	20,004,712	8,548,296
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	15,559,587	9,715,837
Plus: Fair value of awards granted this year and that vested this year	0	0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	430,142	303,791
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	0	0
Compensation Actually Paid for Fiscal 2024	41,971,686	22,539,380
4.	For Fiscal 2023, the values included in the “CAP to CEO” and “Average CAP to Non-CEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:
	CEO	Average Non-CEO NEOs
Total Reported in Fiscal 2023 SCT	14,471,356	7,603,556
Less: Value of stock awards reported in SCT	9,110,544	4,167,633
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	11,554,627	5,315,211
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	(1,011,216)	(1,210,642)
Plus: Fair value of awards granted this year and that vested this year	0	0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	(1,899,585)	(514,564)
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	0	0
Compensation Actually Paid for Fiscal 2023	14,004,639	7,025,927
5.	For Fiscal 2022, the values included in the “CAP to CEO” and “Average CAP to Non-CEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:
	CEO	Average Non-CEO NEOs
Total Reported in Fiscal 2022 SCT	18,553,058	12,597,031
Less: Value of stock awards reported in SCT	9,228,711	5,258,016
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	10,881,406	5,950,050
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	(2,116,559)	(1,082,579)
Plus: Fair value of awards granted this year and that vested this year	0	0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	53,977	1,921
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	0	0
Compensation Actually Paid for Fiscal 2022	18,143,171	12,208,407
6.	For Fiscal 2021, the values included in the “CAP to CEO” and “Average CAP to Non-CEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:
	CEO	Average Non-CEO NEOs
Total Reported in Fiscal 2021 SCT	12,063,568	8,621,310
Less: Value of stock awards reported in SCT	7,131,351	4,247,644
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	12,943,487	7,384,070
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	5,826,919	2,725,747
Plus: Fair value of awards granted this year and that vested this year	0	0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	1,773,211	547,851
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	0	0
Compensation Actually Paid for Fiscal 2021	25,475,834	15,031,334

Compensation Actually Paid vs. Total Shareholder Return
Descriptions of Pay Versus Performance Relationships
The following charts present the relationship of CAP to TSR, Net Income, and Adjusted Operating Profit Margin, as well as the relationship between our TSR and the TSR of the S&P Composite 1500 Apparel, Accessories & Luxury Goods Index.

Compensation Actually Paid vs. Net Income
Descriptions of Pay Versus Performance Relationships
The following charts present the relationship of CAP to TSR, Net Income, and Adjusted Operating Profit Margin, as well as the relationship between our TSR and the TSR of the S&P Composite 1500 Apparel, Accessories & Luxury Goods Index.

Compensation Actually Paid vs. Company Selected Measure
Descriptions of Pay Versus Performance Relationships
The following charts present the relationship of CAP to TSR, Net Income, and Adjusted Operating Profit Margin, as well as the relationship between our TSR and the TSR of the S&P Composite 1500 Apparel, Accessories & Luxury Goods Index.

Total Shareholder Return Vs Peer Group
Descriptions of Pay Versus Performance Relationships
The following charts present the relationship of CAP to TSR, Net Income, and Adjusted Operating Profit Margin, as well as the relationship between our TSR and the TSR of the S&P Composite 1500 Apparel, Accessories & Luxury Goods Index.

Tabular List, Table
Tabular List
The following tabular list sets forth those measures, which, in our assessment, represent the three financial performance measures and the one non-financial performance measure that we use to link the compensation paid to our named executive officers for Fiscal 2024 to Company performance. See “Compensation Discussion and Analysis”, beginning on page 57 for more information about how these measures impact our NEOs’ compensation.
Financial Performance Measures
Adjusted Operating Profit Margin (“OPM”) (excludes foreign currency effects, restructuring-related charges, impairment of assets, and certain other benefits (charges))
Total Company Revenue (excludes foreign currency effects)
Relative Total Shareholder Return (“TSR”)
Non-Financial Performance Measure
Citizenship and Sustainability scorecard

Total Shareholder Return Amount	$ 297.99	181.19	168.7	179.67
Peer Group Total Shareholder Return Amount	134.47	137.62	176.27	209.53
Net Income (Loss)	$ 646,300,000	$ 522,700,000	$ 600,100,000	$ (121,100,000)
Company Selected Measure Amount	0.124	0.137	0.135	0.044
PEO Name	Mr. Louvet	Mr. Louvet	Mr. Louvet	Mr. Louvet
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Profit Margin (“OPM”) (excludes foreign currency effects, restructuring-related charges, impairment of assets, and certain other benefits (charges))
Non-GAAP Measure Description
8.
We chose Adjusted Operating Profit Margin on a constant dollar basis as our Company Selected measure for evaluating Pay versus Performance because it is a key metric in our short-term incentive plan and in our Fiscal 2022 long-term incentive plan for PSUs. Adjusted Operating Profit Margin is a non-GAAP measure. In our 2023 Proxy Statement, our Fiscal 2022 and Fiscal 2021 Adjusted Operating Profit Margin results were presented on a reported dollar basis.

Measure:: 2
Pay vs Performance Disclosure
Name	Total Company Revenue (excludes foreign currency effects)
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (“TSR”)
Measure:: 4
Pay vs Performance Disclosure
Name	Citizenship and Sustainability scorecard
PEO | Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,651,323)	$ (9,110,544)	$ (9,228,711)	$ (7,131,351)
PEO | Year-End Value of Stock Awards Granted in Fiscal Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,004,712	11,554,627	10,881,406	12,943,487
PEO | Change in Fair Value (From Prior Year-End) of Stock Awards Granted in Prior Years that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,559,587	(1,011,216)	(2,116,559)	5,826,919
PEO | Fair Value of Awards Granted this Year and that Vested this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value (From Prior Year-End) of Prior Year Stock Awards that Vested this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	430,142	(1,899,585)	53,977	1,773,211
PEO | Prior Year-End Fair Value of Stock Awards Granted in Prior Years that Failed to Vest this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,237,420)	(4,167,633)	(5,258,016)	(4,247,644)
Non-PEO NEO | Year-End Value of Stock Awards Granted in Fiscal Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,548,296	5,315,211	5,950,050	7,384,070
Non-PEO NEO | Change in Fair Value (From Prior Year-End) of Stock Awards Granted in Prior Years that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,715,837	(1,210,642)	(1,082,579)	2,725,747
Non-PEO NEO | Fair Value of Awards Granted this Year and that Vested this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value (From Prior Year-End) of Prior Year Stock Awards that Vested this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	303,791	(514,564)	1,921	547,851
Non-PEO NEO | Prior Year-End Fair Value of Stock Awards Granted in Prior Years that Failed to Vest this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0